Intangible assets (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible assets
Beginning balance	$ 18,146,605
Ending balance	14,714,809	$ 18,146,605
Licences and software
Intangible assets
Beginning balance	628,454
Ending balance	698,038	628,454
Licences and software | Electric Power Transmission Lines [Member]
Intangible assets
Beginning balance	628,454	428,994
Ending balance		628,454
Other intangibles
Intangible assets
Beginning balance	836,081
Ending balance	713,928	836,081
Other intangibles | Electric Power Transmission Lines [Member]
Intangible assets
Beginning balance	836,081	786,788
Ending balance		836,081
Concessions and rights
Intangible assets
Beginning balance	15,174,024
Ending balance	11,878,160	15,174,024
Concessions and rights | Electric Power Transmission Lines [Member]
Intangible assets
Beginning balance	15,174,024	12,625,316
Ending balance		15,174,024
Easements
Intangible assets
Beginning balance	1,508,046
Ending balance	1,424,683	1,508,046
Easements | Electric Power Transmission Lines [Member]
Intangible assets
Beginning balance	1,508,046	1,667,418
Ending balance		1,508,046
Intangible assets
Intangible assets
Beginning balance	18,146,605
Ending balance	14,714,809	18,146,605
Intangible assets | Electric Power Transmission Lines [Member]
Intangible assets
Beginning balance	18,146,605	15,508,516
Ending balance		18,146,605
Cost | Licences and software
Intangible assets
Beginning balance	1,512,614
Acquisitions	235,031
Disposals	(23,443)
Foreign currency translation	(95,373)
Transfers/reclassifications	30,623
Ending balance	1,659,452	1,512,614
Cost | Licences and software | Electric Power Transmission Lines [Member]
Intangible assets
Beginning balance	1,512,614	1,118,811
Acquisitions		292,803
Disposals		(4,148)
Foreign currency translation		74,759
Transfers/reclassifications		30,389
Ending balance		1,512,614
Cost | Other intangibles
Intangible assets
Beginning balance	1,282,752
Acquisitions	8,270
Disposals	(62)
Foreign currency translation	(312,512)
Transfers/reclassifications	(8,592)
Ending balance	969,856	1,282,752
Cost | Other intangibles | Electric Power Transmission Lines [Member]
Intangible assets
Beginning balance	1,282,752	940,080
Acquisitions		9,953
Effect of business combination		12,670
Foreign currency translation		338,654
Transfers/reclassifications		(18,605)
Ending balance		1,282,752
Cost | Concessions and rights
Intangible assets
Beginning balance	17,568,081
Acquisitions	515,975
Foreign currency translation	(4,295,705)
Transfers/reclassifications	(129,202)
Ending balance	13,659,149	17,568,081
Cost | Concessions and rights | Electric Power Transmission Lines [Member]
Intangible assets
Beginning balance	17,568,081	13,503,441
Acquisitions		835,457
Effect of business combination		(117,270)
Disposals		(95,875)
Foreign currency translation		3,439,810
Transfers/reclassifications		2,518
Ending balance		17,568,081
Cost | Easements
Intangible assets
Beginning balance	1,637,444
Acquisitions	17,320
Disposals	(755)
Foreign currency translation	(113,875)
Transfers/reclassifications	16,826
Ending balance	1,556,960	1,637,444
Cost | Easements | Electric Power Transmission Lines [Member]
Intangible assets
Beginning balance	1,637,444	1,733,379
Acquisitions		9,297
Effect of business combination		(318,388)
Disposals		(478)
Foreign currency translation		86,905
Transfers/reclassifications		126,729
Ending balance		1,637,444
Cost | Intangible assets
Intangible assets
Beginning balance	22,000,891
Acquisitions	776,596
Disposals	(24,260)
Foreign currency translation	(4,817,465)
Transfers/reclassifications	(90,345)
Ending balance	17,845,417	22,000,891
Cost | Intangible assets | Electric Power Transmission Lines [Member]
Intangible assets
Beginning balance	22,000,891	17,295,711
Acquisitions		1,147,510
Effect of business combination		(422,988)
Disposals		(100,501)
Foreign currency translation		3,940,128
Transfers/reclassifications		141,031
Ending balance		22,000,891
Accumulated amortization | Licences and software
Intangible assets
Beginning balance	(884,160)
Amortization	(165,635)
Losses for impairment	(4,418)
Disposals	22,687
Foreign currency translation	69,810
Transfers/reclassifications	302
Ending balance	(961,414)	(884,160)
Accumulated amortization | Licences and software | Electric Power Transmission Lines [Member]
Intangible assets
Beginning balance	(884,160)	(689,817)
Amortization		(138,544)
Losses for impairment		(1,785)
Disposals		3,283
Foreign currency translation		(58,215)
Transfers/reclassifications		918
Ending balance		(884,160)
Accumulated amortization | Other intangibles
Intangible assets
Beginning balance	(446,671)
Amortization	(25,625)
Losses for impairment	(89)
Disposals	62
Foreign currency translation	216,395
Transfers/reclassifications	0
Ending balance	(255,928)	(446,671)
Accumulated amortization | Other intangibles | Electric Power Transmission Lines [Member]
Intangible assets
Beginning balance	(446,671)	(153,292)
Amortization		(30,282)
Losses for impairment		(15,323)
Foreign currency translation		(243,909)
Transfers/reclassifications		(3,865)
Ending balance		(446,671)
Accumulated amortization | Concessions and rights
Intangible assets
Beginning balance	(2,394,057)
Amortization	(693,587)
Losses for impairment	(13,215)
Foreign currency translation	1,319,870
Ending balance	(1,780,989)	(2,394,057)
Accumulated amortization | Concessions and rights | Electric Power Transmission Lines [Member]
Intangible assets
Beginning balance	(2,394,057)	(878,125)
Amortization		(658,457)
Losses for impairment		(34,022)
Disposals		95,875
Foreign currency translation		(919,328)
Ending balance		(2,394,057)
Accumulated amortization | Easements
Intangible assets
Beginning balance	(129,398)
Amortization	(7,346)
Losses for impairment	(197)
Foreign currency translation	5,153
Transfers/reclassifications	(489)
Ending balance	(132,277)	(129,398)
Accumulated amortization | Easements | Electric Power Transmission Lines [Member]
Intangible assets
Beginning balance	(129,398)	(65,961)
Amortization		(6,439)
Losses for impairment		(133)
Disposals		425
Foreign currency translation		(109)
Transfers/reclassifications		(57,181)
Ending balance		(129,398)
Accumulated amortization | Intangible assets
Intangible assets
Beginning balance	(3,854,286)
Amortization	(892,193)
Losses for impairment	(17,919)
Disposals	22,749
Foreign currency translation	1,611,228
Transfers/reclassifications	(187)
Ending balance	(3,130,608)	(3,854,286)
Accumulated amortization | Intangible assets | Electric Power Transmission Lines [Member]
Intangible assets
Beginning balance	$ (3,854,286)	(1,787,195)
Amortization		(833,722)
Losses for impairment		(51,263)
Disposals		99,583
Foreign currency translation		(1,221,561)
Transfers/reclassifications		(60,128)
Ending balance		$ (3,854,286)